EARNINGS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
Earnings Per Share [Abstract]
Schedule of reconciliation of basic and diluted earnings per share

	For the Three Months Ended
	December 31,
	2024	2023
Numerator:
Loss from continuing operations	$(898,000)	$(365,000)
Income from discontinued operations, net of tax	190,000	11,000
Net loss	$(708,000)	$(354,000)

Denominator:
Weighted average common shares outstanding	1,101,000	1,101,000
Dilutive common share equivalents	–	–
Weighted average dilutive shares outstanding	1,101,000	1,101,000

Basic (loss) / earnings per share:
Basic loss per share from continuing operations	$(0.82)	$(0.33)
Basic earnings per share from discontinued operations	0.18	0.01
Basic loss per share	$(0.64)	$(0.32)

Diluted (loss) / earnings per share:
Diluted loss per share from continuing operations	$(0.82)	$(0.33)
Diluted earnings per share from discontinued operations	0.18	0.01
Diluted loss per share	$(0.64)	$(0.32)

	For the Fiscal Years Ended
	September 30,
	2024	2023
Numerator:
Loss from continuing operations	$(2,166,179)	$(62,129)
Income/(loss) from discontinued operations, net of tax	215,592	(3,674,528)
Net loss	$(1,950,587)	$(3,736,657)

Denominator:
Weighted average common shares outstanding	1,101,069	1,101,069
Dilutive common share equivalents	–	–
Weighted average dilutive shares outstanding	1,101,069	1,101,069

Basic loss per share:
Basic loss per share from continuing operations	$(1.97)	$(0.06)
Basic income/(loss) per share from discontinued operations	0.20	(3.33)
Basic loss per share	$(1.77)	$(3.39)

Diluted loss per share:
Diluted loss per share from continuing operations	$(1.97)	$(0.06)
Diluted income/(loss) per share from discontinued operations	0.20	(3.33)
Diluted loss per share	$(1.77)	$(3.39)

Schedule of anti-dilutive shares

	For the Three Months Ended December 31,
	2024	2023
Options	129,000	125,500
Warrants	7,500	7,500
Total potentially dilutive shares	136,500	133,000

	For the Fiscal Years Ended
	September 30,
	2024	2023
Options	81,400	92,300
Warrants	7,500	7,500
Total potentially dilutive shares	88,900	99,800